GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 99.03%
	Exchange Traded Funds - 73.92%
25,006	Invesco QQQ Trust Series 1	$7,845,382
902,666	iShares Core MSCI Emerging Markets ETF	56,001,399
39,857	iShares Core MSCI Europe ETF	2,043,867
640,703	iShares Core S&P Small-Cap ETF (a)	58,880,606
350,127	iShares MSCI ACWI ETF (a)	31,763,521
176,578	iShares MSCI Switzerland ETF	7,889,505
481,395	JPMorgan BetaBuilders Canada ETF	12,915,828
804,703	Schwab U.S. Large-Cap ETF (a)	73,187,738
502,016	Schwab U.S. Large-Cap Growth ETF (a)	64,463,875
272,900	SPDR S&P 600 Small Cap Growth ETF	20,841,373
132,181	SPDR S&P China ETF (a)	17,211,288
106,465	Vanguard FTSE All World ex-US Small-Cap ETF	12,971,696
2,247,751	Vanguard FTSE Developed Markets ETF (a)	106,116,325
200,552	Vanguard Global ex-U.S. Real Estate ETF	10,891,979
193,150	Vanguard Real Estate ETF (a)	16,404,229
259,969	Vanguard Russell 1000 Growth ETF (a)	64,422,918
65,766	Vanguard Russell 2000 Growth (a)	13,715,499
531,736	Vanguard S&P 500 ETF	182,752,346
62,239	Vanguard Value ETF (a)	7,403,951
		767,723,325
	Mutual Funds - 25.11%
1,627,326	AMCAP Fund - Class F3	63,774,898
742,325	American Funds - Fundamental Investors - Class F3	51,302,081
337,865	American Funds - SMALLCAP World Fund, Inc. - Class F3	27,292,720
975,691	American Funds - The Growth Fund of America - Class F3	65,898,145
441,284	American Funds - New Economy Fund - Class F2	26,203,453
437,754	American New Perspective Fund - Class F2	26,370,290
		260,841,587
	Total Investment Companies (Cost $709,780,154)	1,028,564,912

	SHORT TERM INVESTMENTS - 0.62%
	Money Market Funds - 0.62%
6,484,502	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (b)	6,484,502
	Total Short Term Investments (Cost $6,484,502)	6,484,502

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL- 21.09%
	Investments Purchased with Proceeds from Securities Lending Collateral - 21.09%
219,016,922	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (b)	219,016,922
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $219,016,922)	219,016,922

	Total Investments (Cost $935,281,578) - 120.74%	1,254,066,336
	Liabilities in Excess of Other Assets - (20.74)%	(215,379,691)
	TOTAL NET ASSETS - 100.00%	$1,038,686,645

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2020.